CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue from VIP Gaming Operations	$ 21,869,783	$ 49,693,760	$ 63,571,015	$ 129,632,382
Total Revenues	21,869,783	49,693,760	63,571,015	129,632,382
Expenses
- Commission to Junket Agents	19,253,556	49,433,571	47,251,688	104,498,770
- Selling, General and Administrative Expenses	4,644,627	7,321,562	10,036,683	13,860,663
- Special Rolling Tax	173,698	467,118	393,263	943,965
- Impairment of Goodwill	17,754,136	0	17,754,136	0
- Amortization of Intangible Assets	4,092,683	4,092,313	8,183,361	8,181,251
Total Expenses	45,918,700	61,314,564	83,619,131	127,484,649
Operating (loss) income attributable to ordinary shareholders before change in fair value of contingent consideration	(24,048,917)	(11,620,804)	(20,048,116)	2,147,733
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming, Bao Li Gaming and Oriental VIP Room	244,129	(45,094,840)	13,325,814	(55,683,689)
Net (Loss) Attributable to Ordinary Shareholders	(23,804,788)	(56,715,644)	(6,722,302)	(53,535,956)
Other Comprehensive Income
Foreign Currency - Translation Adjustment	35,828	176,984	52,991	81,705
Total Comprehensive (Loss)	$ (23,768,960)	$ (56,538,660)	$ (6,669,311)	$ (53,454,251)
Net (Loss) Per Share
Basic (in dollars per share)	$ (0.38)	$ (0.94)	$ (0.11)	$ (0.89)
Diluted (in dollars per share)	$ (0.38)	$ (0.94)	$ (0.11)	$ (0.89)
Weighted Average Shares Outstanding
Basic (in shares)	62,150,102	60,258,015	61,871,123	60,329,793
Diluted (in shares)	62,150,102	60,258,015	61,871,123	60,329,793